Quarterly portfolio holdings
John Hancock
Income Securities Trust
Closed-end fixed income
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 55.7% (33.7% of Total investments)				$77,298,766
(Cost $78,979,820)
U.S. Government 5.9%				8,180,429
U.S. Treasury
Bond	1.625	11-15-50	537,000	265,668
Bond (A)(B)	3.375	11-15-48	412,000	307,262
Bond	4.625	11-15-44	816,000	755,374
Bond	4.625	02-15-46	967,000	890,849
Bond	4.750	02-15-56	1,067,000	985,975
Bond	4.875	08-15-45	2,695,000	2,568,251
Note	3.875	05-15-29	1,047,000	1,034,567
Note	4.000	05-31-28	681,000	677,808
Note (A)(B)	4.125	06-30-31	366,000	361,139
Note	4.375	07-31-33	297,000	293,612
Note (A)(B)	4.375	05-15-36	41,000	39,924
U.S. Government Agency 49.8%				69,118,337
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (B)	4.500	01-01-38	1,101,548	1,083,375
30 Yr Pass Thru (B)	3.500	07-01-46	278,850	254,050
30 Yr Pass Thru (B)	3.500	12-01-46	103,270	94,460
30 Yr Pass Thru (B)	4.000	05-01-52	639,403	591,414
30 Yr Pass Thru (B)	4.500	07-01-52	190,590	181,255
30 Yr Pass Thru (B)	4.500	07-01-52	1,604,332	1,525,756
30 Yr Pass Thru (B)	4.500	08-01-52	102,026	97,220
30 Yr Pass Thru (B)	4.500	08-01-52	457,879	435,883
30 Yr Pass Thru (B)	4.500	09-01-52	287,459	273,201
30 Yr Pass Thru (B)	4.500	09-01-52	326,409	311,034
30 Yr Pass Thru (B)	4.500	09-01-52	2,732,434	2,601,163
30 Yr Pass Thru (B)	4.500	02-01-54	271,190	257,569
30 Yr Pass Thru (B)	5.000	07-01-52	795,935	778,652
30 Yr Pass Thru (B)	5.000	07-01-52	730,590	714,658
30 Yr Pass Thru (B)	5.000	08-01-52	643,641	627,101
30 Yr Pass Thru (B)	5.000	08-01-52	543,735	530,569
30 Yr Pass Thru (B)	5.000	10-01-52	634,742	620,761
30 Yr Pass Thru (B)	5.000	11-01-52	1,305,919	1,282,868
30 Yr Pass Thru	5.000	12-01-52	817,635	797,582
30 Yr Pass Thru (B)	5.000	02-01-53	318,728	310,612
30 Yr Pass Thru (B)	5.000	02-01-53	1,240,999	1,212,114
30 Yr Pass Thru (B)	5.000	04-01-53	517,075	506,817
30 Yr Pass Thru (B)	5.000	05-01-53	1,185,339	1,155,989
30 Yr Pass Thru (B)	5.000	12-01-54	308,028	300,473
30 Yr Pass Thru (B)	5.500	09-01-52	762,143	764,077
30 Yr Pass Thru (B)	5.500	11-01-52	1,494,072	1,497,864
30 Yr Pass Thru (B)	5.500	11-01-52	1,517,173	1,519,128
30 Yr Pass Thru (B)	5.500	02-01-53	690,362	692,330
30 Yr Pass Thru (B)	5.500	02-01-53	695,274	695,735
30 Yr Pass Thru (B)	5.500	03-01-53	568,250	569,514
30 Yr Pass Thru (B)	5.500	04-01-53	633,828	635,635
30 Yr Pass Thru (B)	5.500	04-01-53	434,348	433,278
30 Yr Pass Thru (B)	5.500	06-01-53	771,313	767,768
30 Yr Pass Thru (B)	5.500	06-01-53	734,288	735,464
30 Yr Pass Thru (B)	5.500	06-01-53	569,377	569,666
30 Yr Pass Thru (B)	5.500	07-01-53	735,255	733,357
30 Yr Pass Thru (B)	5.500	07-01-53	588,098	585,244
30 Yr Pass Thru (B)	5.500	07-01-53	590,611	590,818
30 Yr Pass Thru (B)	5.500	07-01-53	506,333	506,036
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	12-01-53	432,044	$429,948
30 Yr Pass Thru (B)	5.500	04-01-54	614,496	611,178
30 Yr Pass Thru (B)	5.500	08-01-54	574,987	577,626
30 Yr Pass Thru (B)	5.500	02-01-55	376,184	376,316
30 Yr Pass Thru (B)	5.500	03-01-55	595,075	595,916
30 Yr Pass Thru (B)	5.500	09-01-55	686,269	681,362
30 Yr Pass Thru (B)	6.000	04-01-53	623,502	637,333
30 Yr Pass Thru (B)	6.000	05-01-53	536,567	548,469
30 Yr Pass Thru (B)	6.000	08-01-53	499,294	511,306
30 Yr Pass Thru (B)	6.000	09-01-53	699,929	715,455
30 Yr Pass Thru (B)	6.000	10-01-53	423,395	431,596
30 Yr Pass Thru (B)	6.000	11-01-53	476,920	484,146
30 Yr Pass Thru (B)	6.000	11-01-53	515,178	523,266
30 Yr Pass Thru (B)	6.000	03-01-54	481,822	489,085
30 Yr Pass Thru (B)	6.500	09-01-53	465,394	485,707
30 Yr Pass Thru (B)	6.500	10-01-53	519,868	540,499
Federal National Mortgage Association
30 Yr Pass Thru (B)	3.500	04-01-45	283,971	260,892
30 Yr Pass Thru (B)	3.500	07-01-47	553,626	503,720
30 Yr Pass Thru (B)	3.500	11-01-47	256,440	232,362
30 Yr Pass Thru (B)	3.500	09-01-49	110,746	99,482
30 Yr Pass Thru (B)	3.500	03-01-50	314,736	282,430
30 Yr Pass Thru (B)	4.000	09-01-41	210,132	200,750
30 Yr Pass Thru (B)	4.000	01-01-49	565,777	523,668
30 Yr Pass Thru (B)	4.000	07-01-49	116,588	108,457
30 Yr Pass Thru (B)	4.000	08-01-49	236,311	219,018
30 Yr Pass Thru (B)	4.000	02-01-50	205,273	190,123
30 Yr Pass Thru (B)	4.000	03-01-51	623,837	578,771
30 Yr Pass Thru (B)	4.000	08-01-51	423,932	394,102
30 Yr Pass Thru (B)	4.000	10-01-51	826,877	765,593
30 Yr Pass Thru (B)	4.000	04-01-52	77,739	71,662
30 Yr Pass Thru (B)	4.000	06-01-52	852,782	784,781
30 Yr Pass Thru (B)	4.000	06-01-52	887,051	816,318
30 Yr Pass Thru (B)	4.000	06-01-52	604,156	559,002
30 Yr Pass Thru (B)	4.000	07-01-52	339,128	312,722
30 Yr Pass Thru (B)	4.500	06-01-52	344,448	327,901
30 Yr Pass Thru (B)	4.500	08-01-52	402,789	381,928
30 Yr Pass Thru (B)	4.500	08-01-52	88,046	83,899
30 Yr Pass Thru (B)	4.500	08-01-52	653,753	619,896
30 Yr Pass Thru	4.500	09-01-52	530,269	505,458
30 Yr Pass Thru (B)	5.000	06-01-52	516,262	505,697
30 Yr Pass Thru (B)	5.000	08-01-52	930,507	909,430
30 Yr Pass Thru (B)	5.000	09-01-52	261,993	255,650
30 Yr Pass Thru (B)	5.000	10-01-52	1,096,201	1,071,988
30 Yr Pass Thru (B)	5.000	10-01-52	593,798	581,275
30 Yr Pass Thru (B)	5.000	11-01-52	2,146,917	2,101,642
30 Yr Pass Thru (B)	5.000	12-01-52	541,748	530,323
30 Yr Pass Thru	5.000	03-01-53	887,661	867,277
30 Yr Pass Thru (B)	5.000	11-01-53	419,536	408,066
30 Yr Pass Thru (B)	5.000	11-01-54	511,067	496,776
30 Yr Pass Thru (B)	5.500	10-01-52	443,341	442,942
30 Yr Pass Thru (B)	5.500	01-01-53	1,426,191	1,427,582
30 Yr Pass Thru (B)	5.500	02-01-53	647,432	649,480
30 Yr Pass Thru (B)	5.500	03-01-53	551,218	552,445
30 Yr Pass Thru (B)	5.500	04-01-53	1,252,869	1,252,526
30 Yr Pass Thru (B)	5.500	05-01-53	775,380	775,652
30 Yr Pass Thru (B)	5.500	05-01-53	910,764	913,076
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.500	05-01-53	790,910	$792,423
30 Yr Pass Thru (B)	5.500	05-01-53	590,461	591,960
30 Yr Pass Thru (B)	5.500	07-01-53	484,731	484,901
30 Yr Pass Thru (B)	5.500	11-01-53	567,237	563,359
30 Yr Pass Thru (B)	5.500	05-01-54	490,709	490,574
30 Yr Pass Thru (B)	5.500	10-01-54	599,860	600,070
30 Yr Pass Thru (B)	5.500	06-01-55	490,991	491,777
30 Yr Pass Thru (B)	5.500	09-01-55	365,207	365,230
30 Yr Pass Thru (B)	6.000	05-01-53	524,618	537,731
30 Yr Pass Thru (B)	6.000	07-01-53	485,829	495,847
30 Yr Pass Thru (B)	6.000	08-01-53	532,222	539,600
30 Yr Pass Thru (B)	6.000	08-01-53	424,567	431,040
30 Yr Pass Thru (B)	6.000	07-01-54	445,804	456,389
30 Yr Pass Thru (B)	6.500	04-01-53	512,981	536,373
30 Yr Pass Thru (B)	6.500	05-01-53	337,576	350,548
30 Yr Pass Thru (B)	6.500	08-01-53	496,219	518,691
30 Yr Pass Thru (B)	6.500	08-01-53	500,655	522,546
30 Yr Pass Thru (B)	6.500	09-01-53	466,722	487,092
30 Yr Pass Thru (B)	6.500	10-01-53	372,223	387,928

30 Yr Pass Thru (B)	6.500	11-01-53	411,178	429,798
Foreign government obligations 0.3% (0.2% of Total investments)				$363,069
(Cost $392,004)
Saudi Arabia 0.3%				363,069
Kingdom of Saudi Arabia Bond (C)	5.875	01-12-56	396,000	363,069

Corporate bonds 79.9% (48.4% of Total investments)				$110,903,128
(Cost $111,913,019)
Communication services 5.1%				7,048,878
Diversified telecommunication services 2.6%
APLD ComputeCo 3 LLC (C)	7.000	06-15-31	60,000	58,517
AT&T, Inc.	4.500	05-15-35	136,000	124,826
AT&T, Inc. (B)	4.550	11-01-32	201,000	193,081
AT&T, Inc. (B)	4.750	04-30-33	231,000	221,738
Edged Compute LLC (C)	7.500	04-30-31	335,000	317,545
IHS Holding, Ltd. (C)	7.875	05-29-30	200,000	205,041
IHS Holding, Ltd. (A)(B)(C)	8.250	11-29-31	200,000	208,538
Iliad Holding SAS (C)	7.000	04-15-32	200,000	201,729
Level 3 Financing, Inc. (A)(B)(C)	6.875	06-30-33	279,000	282,334
NTT Finance Corp. (C)	5.171	07-16-32	279,000	276,148
QTS Fayetteville I DC1-2 LLC (C)	5.700	04-15-36	438,000	400,515
Sitios Latinoamerica SAB de CV (C)	6.000	11-25-29	265,000	269,108
Space Exploration Technologies Corp. (C)	5.650	07-15-33	359,000	343,932
Space Exploration Technologies Corp. (A)(B)(C)	6.650	07-15-56	113,000	100,000
STC Sukuk Company II, Ltd. (C)	4.489	01-15-31	208,000	202,249
SV RNO Property Owner 1 LLC (C)	5.875	03-01-31	119,000	110,503
Entertainment 0.6%
Discovery Global Holdings, Inc.	4.279	03-15-32	125,000	111,071
Discovery Global Holdings, Inc.	5.050	03-15-42	250,000	173,750
Oak-Eagle Acquireco, Inc. (C)	7.250	07-01-33	74,000	76,677
ROBLOX Corp. (C)	3.875	05-01-30	311,000	289,605
WMG Acquisition Corp. (C)	3.875	07-15-30	226,000	212,838
Interactive media and services 0.5%
Arches Buyer, Inc. (C)	9.000	08-15-31	225,000	226,172
Meta Platforms, Inc. (B)	4.200	11-15-30	261,000	252,969
Meta Platforms, Inc. (B)	4.600	11-15-32	174,000	167,493
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Meta Platforms, Inc.	5.625	11-15-55	101,000	$84,473
Media 0.6%
Charter Communications Operating LLC	6.384	10-23-35	177,000	171,284
News Corp. (B)(C)	3.875	05-15-29	166,000	159,943
News Corp. (B)(C)	5.125	02-15-32	95,000	91,490
Paramount Global	4.200	05-19-32	78,000	66,324
Paramount Global	4.375	03-15-43	161,000	98,435
Paramount Global	4.950	05-19-50	328,000	198,777
Wireless telecommunication services 0.8%
T-Mobile USA, Inc. (B)	3.875	04-15-30	499,000	479,247
T-Mobile USA, Inc. (B)	4.850	01-15-29	230,000	230,267
T-Mobile USA, Inc.	6.700	12-15-33	194,000	208,103
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%) (A)(B)	7.000	04-04-79	228,000	234,156
Consumer discretionary 6.4%				8,941,509
Automobiles 2.1%
Ford Motor Company	9.625	04-22-30	390,000	438,922
Ford Motor Credit Company LLC	4.000	11-13-30	624,000	582,490
Ford Motor Credit Company LLC	5.730	09-05-30	247,000	247,107
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	288,862
Ford Motor Credit Company LLC	6.125	03-08-34	502,000	500,400
General Motors Financial Company, Inc. (B)	5.850	04-06-30	670,000	687,302
General Motors Financial Company, Inc.	5.950	04-04-34	174,000	177,214
Broadline retail 0.8%
Amazon.com, Inc. (B)	4.550	03-13-33	222,000	214,480
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	91,000	90,344
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	89,000	89,266
Macy’s Retail Holdings LLC (A)(B)(C)	7.375	08-01-33	384,000	399,587
MercadoLibre, Inc.	4.900	01-15-33	102,000	98,127
Rakuten Group, Inc. (C)	9.750	04-15-29	200,000	217,154
Hotels, restaurants and leisure 2.0%
Brightstar Lottery PLC (A)(B)(C)	5.750	01-15-33	200,000	192,992
Carnival Corp., Ltd. (C)	5.125	05-01-29	177,000	175,629
Carnival Corp., Ltd. (C)	5.750	08-01-32	475,000	470,622
Carnival Corp., Ltd. (C)	5.875	06-15-31	192,000	192,153
Hilton Domestic Operating Company, Inc. (C)	5.500	03-31-34	122,000	119,511
Hilton Grand Vacations Borrower LLC (A)(B)(C)	6.625	01-15-32	423,000	423,971
Marriott International, Inc.	4.500	05-01-33	81,000	77,284
Marriott Ownership Resorts, Inc. (A)(B)(C)	6.500	10-01-33	158,000	155,383
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	128,000	124,305
Rivers Enterprise Borrower LLC (C)	6.250	10-15-30	113,000	113,501
Rivers Enterprise Borrower LLC (A)(B)(C)	6.625	02-01-33	140,000	140,870
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	107,000	103,613
Travel + Leisure Company (C)	4.625	03-01-30	91,000	87,516
Travel + Leisure Company (A)(B)(C)	6.125	09-01-33	184,000	180,683
Viking Cruises, Ltd. (A)(B)(C)	5.875	10-15-33	189,000	187,145
Household durables 0.3%
American Greetings Corp. (C)	8.875	01-15-32	120,000	118,345
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	117,000	111,000
KB Home	4.000	06-15-31	178,000	164,418
Specialty retail 1.1%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	55,000	53,341
Asbury Automotive Group, Inc.	4.750	03-01-30	145,000	140,640
Global Auto Holdings, Ltd. (A)(B)(C)	8.750	01-15-32	293,000	284,289
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	132,000	$138,783
Lithia Motors, Inc. (C)	3.875	06-01-29	80,000	76,807
Lithia Motors, Inc. (A)(B)(C)	4.375	01-15-31	144,000	136,313
Lithia Motors, Inc. (A)(B)(C)	5.500	10-01-30	130,000	128,138
The Home Depot, Inc. (B)	4.950	06-25-34	240,000	236,679
The Michaels Companies, Inc. (C)	8.500	03-15-33	200,000	198,125
Wayfair LLC (C)	6.750	11-15-32	116,000	118,089
Wayfair LLC (C)	7.125	05-31-34	84,000	86,292
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (C)	8.375	10-01-31	180,000	173,817
Consumer staples 2.4%				3,268,911
Consumer staples distribution and retail 0.4%
Albertsons Companies, Inc. (A)(B)(C)	5.750	03-31-34	396,000	368,178
KeHE Distributors LLC (C)	7.125	04-30-33	67,000	68,122
Performance Food Group, Inc. (C)	5.625	03-01-34	120,000	116,400
Food products 1.8%
Chobani LLC (C)	6.375	04-15-34	66,000	66,169
Froneri Lux FinCo Sarl (A)(B)(C)	6.000	08-01-32	200,000	195,484
Industrial F&B Investments III, Inc. (A)(B)(C)	7.750	02-11-33	111,000	112,699
JBS NV (A)(B)	3.625	01-15-32	221,000	202,753
JBS NV (B)	5.750	04-01-33	384,000	389,461
JBS NV	5.950	04-20-35	55,000	55,567
MARB BondCo PLC (C)	3.950	01-29-31	299,000	262,897
Mars, Inc. (B)(C)	5.000	03-01-32	211,000	210,334
NBM US Holdings, Inc. (C)	6.625	08-06-29	530,000	529,459
Pilgrim’s Pride Corp.	6.250	07-01-33	134,000	137,515
Viking Baked Goods Acquisition Corp. (C)	8.625	11-01-31	156,000	156,577
Viking Baked Goods Acquisition Corp. (C)	8.625	11-01-31	120,000	120,444
Household products 0.1%
The Clorox Company	4.950	05-15-33	171,000	167,172
Personal care products 0.1%
Kenvue, Inc. (B)	4.900	03-22-33	111,000	109,680
Energy 10.4%				14,436,034
Oil, gas and consumable fuels 10.4%
Aker BP ASA (C)	6.000	06-13-33	245,000	251,570
Antero Midstream Partners LP (A)(B)(C)	5.750	10-15-33	159,000	156,170
Antero Midstream Partners LP (C)	5.750	07-01-34	365,000	357,759
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	237,000	236,165
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	60,000	60,319
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	73,000	73,320
BP Capital Markets America, Inc. (B)	4.812	02-13-33	115,000	112,625
Cheniere Energy Partners LP (B)	5.950	06-30-33	317,000	326,418
Columbia Pipelines Holding Company LLC (B)(C)	4.999	11-17-32	158,000	154,256
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	306,000	307,657
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	190,000	196,320
Comstock Resources, Inc. (C)	5.875	01-15-30	442,000	416,413
Continental Resources, Inc. (B)(C)	5.750	01-15-31	209,000	211,900
Crescent Energy Finance LLC (A)(B)(C)	7.375	01-15-33	150,000	150,677
DT Midstream, Inc. (B)(C)	4.375	06-15-31	400,000	382,657
DT Midstream, Inc. (C)	5.800	12-15-34	91,000	91,139
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	339,194
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	346,396
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	$307,399
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (A)(B)	8.500	01-15-84	352,000	397,772
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	78,268
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	132,104
Energy Transfer LP	5.600	09-01-34	129,000	129,276
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	08-17-26	488,000	487,883
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	125,000	125,014
Energy Transfer LP (6.700% to 1-15-37, then 5 Year CMT + 2.219%)	6.700	01-15-57	116,000	114,285
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	217,000	217,673
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	391,041
Eni SpA (C)	5.250	05-18-36	234,000	225,806
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	580,000	578,610
Enterprise Products Operating LLC (B)	5.350	01-31-33	111,000	112,484
EOG Resources, Inc. (B)	5.000	07-15-32	111,000	110,651
Expand Energy Corp. (B)	4.750	02-01-32	171,000	165,726
Genesis Energy LP	6.750	03-15-34	21,000	20,945
Genesis Energy LP	7.875	05-15-32	100,000	103,283
Genesis Energy LP (A)(B)	8.000	05-15-33	197,000	204,943
Global Partners LP (C)	7.125	07-01-33	33,000	33,418
Global Partners LP (C)	8.250	01-15-32	89,000	92,781
Hess Midstream Operations LP (C)	6.500	06-01-29	44,000	44,747
Howard Midstream Energy Partners LLC (C)	6.625	01-15-34	92,000	93,026
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	27,000	27,909
Leviathan Bond, Ltd. (C)	6.500	06-30-27	134,000	134,199
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	65,580
Long Ridge Energy LLC (C)	8.750	02-15-32	80,000	82,818
MPLX LP (B)	4.950	09-01-32	149,000	146,507
MPLX LP (B)	5.000	03-01-33	152,000	148,679
Occidental Petroleum Corp.	6.450	09-15-36	262,000	275,759
Occidental Petroleum Corp.	6.625	09-01-30	355,000	372,214
Ovintiv, Inc. (B)	6.250	07-15-33	146,000	152,278
Par Petroleum LLC (C)	7.375	06-01-34	49,000	50,703
PBF Holding Company LLC (C)	7.250	06-01-34	150,000	152,333
Permian Resources Operating LLC (B)(C)	6.250	02-01-33	85,000	86,525
Plains All American Pipeline LP (B)	4.700	01-15-31	83,000	81,596
Repsol E&P Capital Markets US LLC (C)	5.204	09-16-30	295,000	294,938
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	416,000	409,037
Saturn Oil & Gas, Inc. (C)	8.500	07-30-31	71,000	71,197
Sunoco LP (C)	4.500	10-01-29	157,000	152,064
Sunoco LP	4.500	04-30-30	238,000	229,611
Sunoco LP (C)	4.625	05-01-30	87,000	83,770
Sunoco LP (C)	5.625	03-15-31	84,000	82,909
Sunoco LP (A)(B)(C)	5.875	03-15-34	147,000	143,876
Sunoco LP (C)	7.250	05-01-32	74,000	76,294
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)(C)(D)	7.875	09-18-30	252,000	258,300
Targa Resources Corp.	5.500	02-15-35	139,000	137,577
Targa Resources Corp. (B)	6.150	03-01-29	125,000	128,782
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	250,470
Var Energi ASA (C)	5.875	05-22-30	328,000	334,706
Var Energi ASA (C)	8.000	11-15-32	715,000	801,127
Venture Global LNG, Inc. (C)	7.000	01-15-30	132,000	134,100
Viper Energy Partners LLC	4.900	08-01-30	165,000	162,855
Western Midstream Operating LP (B)	4.800	03-01-31	217,000	212,881
Western Midstream Operating LP (B)	6.150	04-01-33	134,000	137,827
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whistler Pipeline LLC (B)(C)	5.400	09-30-29	96,000	$96,832
Whistler Pipeline LLC (B)(C)	5.700	09-30-31	120,000	121,691
Financials 27.1%				37,648,630
Banks 17.7%
Banco Bradesco SA (A)(B)(C)	5.375	01-20-31	223,000	218,339
Banco Santander SA	4.551	11-06-30	200,000	195,439
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	257,000	299,126
Bank Hapoalim BM (C)	4.722	07-14-29	200,000	196,593
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%) (B)	4.571	04-27-33	155,000	150,065
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	955,207
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%) (A)(B)	5.425	08-15-35	595,000	585,053
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	70,000	69,217
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	314,980
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	344,000	351,153
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	548,000	568,326
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%) (B)	5.367	02-25-31	227,000	228,277
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	448,414
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	238,000	250,383
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	200,000	208,567
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (B)	6.500	07-28-86	215,000	212,777
Citibank NA (B)	5.488	12-04-26	430,000	431,461
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	295,576
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	157,815
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	235,000	236,067
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%) (B)	5.253	03-05-31	168,000	168,491
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	41,000	40,139
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	202,253
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (B)(C)	5.335	01-10-30	440,000	443,652
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (B)(C)	5.862	01-09-36	250,000	252,443
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (B)(C)	4.999	03-27-32	242,000	239,597
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)(C)	5.019	03-04-31	234,000	233,149
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	93,000	89,354
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	167,000	169,821
Fifth Third Bancorp (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)(C)	5.982	01-30-30	151,000	154,545
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(B)(D)(E)	7.027	08-30-26	173,000	173,371
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	333,000	321,192
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%) (B)	5.231	03-12-31	225,000	222,433
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	218,000	213,087
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (A)(B)(D)	7.000	12-15-30	146,000	146,694
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%) (B)	5.514	03-07-31	134,000	134,522
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%) (B)	5.272	01-15-31	137,000	137,589
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	90,000	90,316
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	71,000	71,104
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (A)(B)(D)	6.250	10-15-30	104,000	103,641
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	340,451
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%) (B)	5.193	02-05-37	188,000	180,540
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%) (B)	5.294	07-22-35	342,000	339,093
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%) (B)	5.502	01-24-36	222,000	222,317
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%) (B)	5.576	07-23-36	608,000	602,298
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (B)	5.717	09-14-33	355,000	361,546
JPMorgan Chase & Co. (5.803% to 7-23-36, then 5 Year CMT + 1.250%) (B)	5.803	07-23-41	181,000	179,172
JPMorgan Chase & Co. (B)	8.750	09-01-30	375,000	425,694
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (B)	5.121	04-04-31	233,000	232,937
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	85,000	82,267
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	83,000	86,646
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	238,000	$240,428
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (A)(B)(D)	6.625	09-27-35	200,000	196,623
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (A)(B)(D)	6.750	09-27-31	200,000	203,360
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	141,000	140,613
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%) (B)	5.179	07-08-31	117,000	117,106
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	230,000	225,911
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%) (A)(B)	5.385	01-16-36	181,000	177,266
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%) (A)(B)	5.400	07-30-35	208,000	206,220
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	345,434
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	209,000	213,813
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	284,000	309,050
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	82,000	81,321
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	164,000	162,592
Popular, Inc.	7.250	03-13-28	218,000	222,898
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%) (A)(B)	5.502	09-06-35	434,000	428,885
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (B)	5.722	06-06-30	98,000	100,005
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%) (B)	6.500	11-24-85	337,000	327,217
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	394,417
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	185,000	182,554
Santander Holdings USA, Inc. (5.701% to 6-5-36, then Overnight SOFR + 1.596%)	5.701	06-05-37	185,000	180,327
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	200,000	189,937
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%) (B)	4.812	10-21-32	236,000	232,296
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%) (B)	5.575	01-29-36	158,000	158,698
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	158,000	163,340
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (D)	6.200	09-15-27	355,000	357,487
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(D)	6.250	03-15-30	216,000	218,254
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	234,000	233,173
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	134,000	129,795
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	504,000	514,743
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (D)	6.250	06-15-31	181,000	179,278
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	715,223
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (B)	4.839	02-01-34	276,000	267,595
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%) (B)	5.083	05-15-31	165,000	165,232
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%) (B)	5.678	01-23-35	90,000	91,250
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	294,093
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	273,458
Wachovia Corp.	7.574	08-01-26	465,000	465,000
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	84,000	84,184
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	621,842
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	430,220
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	176,000	172,710
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%) (B)	5.244	01-24-31	140,000	140,927
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%) (A)(B)	6.491	10-23-34	901,000	956,516
Capital markets 4.3%
Ares Capital Corp. (B)	7.000	01-15-27	325,000	328,180
Ares Strategic Income Fund (B)	5.150	01-15-31	239,000	227,398
Ares Strategic Income Fund (B)	5.450	09-09-28	103,000	102,396
Ares Strategic Income Fund (B)	5.600	02-15-30	169,000	165,735
Ares Strategic Income Fund (B)	5.700	03-15-28	34,000	34,007
Ares Strategic Income Fund (B)	5.800	09-09-30	215,000	210,646
Ares Strategic Income Fund (B)	6.200	03-21-32	149,000	146,647
Ares Strategic Income Fund (B)	6.350	08-15-29	63,000	63,492
Blackstone Private Credit Fund (B)	5.050	09-10-30	198,000	189,282
Blackstone Private Credit Fund (B)	5.250	04-01-30	176,000	169,986
Blackstone Private Credit Fund (B)	5.950	07-16-29	131,000	130,880
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund (B)	7.300	11-27-28	128,000	$132,182
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	83,000	80,129
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%) (B)	4.725	02-06-32	173,000	168,581
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%) (B)	5.297	05-09-31	154,000	154,090
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	210,415
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (B)	7.079	02-10-34	265,000	281,930
HPS Corporate Lending Fund (B)(C)	5.150	04-02-29	66,000	64,298
HPS Corporate Lending Fund (B)	5.450	11-15-30	59,000	56,596
HPS Corporate Lending Fund (B)	5.950	04-14-32	35,000	33,826
Intercontinental Exchange, Inc.	4.600	03-15-33	111,000	107,182
Lazard Group LLC (B)	4.375	03-11-29	162,000	159,651
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month CME Term SOFR + 2.012%) (B)(C)	5.033	01-15-30	230,000	230,425
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%) (B)	4.708	03-12-32	267,000	260,945
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%) (B)	5.320	07-19-35	189,000	186,342
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%) (A)(B)	5.948	01-19-38	531,000	538,498
Sixth Street Lending Partners (B)	5.750	01-15-30	102,000	100,839
Sixth Street Lending Partners (B)	6.125	07-15-30	79,000	78,854
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%) (B)	4.942	02-11-31	140,000	140,070
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	356,018
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (C)(D)	6.625	01-08-31	200,000	199,455
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)	7.000	02-10-30	200,000	202,306
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	400,000	457,316
Consumer finance 1.2%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%) (A)(B)	5.548	07-31-33	293,000	288,678
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	170,000	170,601
Ally Financial, Inc. (6.646% to 1-17-35, then 5 Year CMT + 2.450%)	6.646	01-17-40	148,000	144,568
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (A)(B)(D)	7.100	08-15-31	168,000	168,955
Ally Financial, Inc. (B)	8.000	11-01-31	296,000	326,651
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)(B)(C)	8.375	06-15-35	158,000	163,543
OneMain Finance Corp. (A)(B)	6.125	05-15-30	219,000	217,685
PHH Escrow Issuer LLC (C)	9.875	11-01-29	175,000	173,392
Financial services 1.4%
Apollo Debt Solutions BDC (B)	6.700	07-29-31	81,000	81,862
Apollo Debt Solutions BDC (B)	6.900	04-13-29	317,000	324,127
Block, Inc. (C)	5.625	08-15-30	68,000	67,652
Block, Inc. (C)	6.000	08-15-33	88,000	87,269
Enact Holdings, Inc. (B)	6.250	05-28-29	242,000	248,234
Freedom Mortgage Holdings LLC (C)	6.875	05-01-31	182,000	175,446
Freedom Mortgage Holdings LLC (C)	7.875	04-01-33	87,000	83,905
National Rural Utilities Cooperative Finance Corp. (B)	8.000	03-01-32	28,000	31,781
NMI Holdings, Inc. (B)	6.000	08-15-29	126,000	127,828
Radian Group, Inc. (B)	6.200	05-15-29	162,000	166,757
Rocket Companies, Inc. (C)	6.125	08-01-31	69,000	69,314
Rocket Companies, Inc. (A)(B)(C)	6.375	08-01-33	164,000	164,975
Rocket Companies, Inc. (C)	6.500	06-15-34	69,000	69,545
Stonebriar ABF Issuer LLC (C)	7.000	08-15-31	151,000	151,114
Stonebriar ABF Issuer LLC (C)	8.125	12-15-30	116,000	120,776
Insurance 2.4%
Asurion LLC (A)(B)(C)	8.375	02-01-34	186,000	169,466
Athene Global Funding (B)(C)	4.721	10-08-29	135,000	132,729
Athene Global Funding (B)(C)	5.322	11-13-31	162,000	159,590
Athene Holding, Ltd. (A)(B)	5.875	01-15-34	135,000	134,584
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	95,000	89,534
Augusta SpinCo Corp. (B)	4.945	03-23-33	85,000	83,424
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	384,324
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNO Financial Group, Inc.	6.450	06-15-34	121,000	$124,318
CNO Global Funding (B)(C)	4.700	12-11-30	87,000	84,868
CRC Insurance Group LLC (C)	7.125	06-01-31	211,000	210,603
GA Global Funding Trust (B)(C)	4.500	09-18-30	258,000	247,921
GA Global Funding Trust (B)(C)	5.200	12-09-31	158,000	154,700
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	68,000	68,061
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)(B)(C)	4.125	12-15-51	203,000	201,642
MassMutual Global Funding II (B)(C)	4.350	09-17-31	200,000	193,276
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%) (A)(B)	6.400	12-15-36	355,000	358,129
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	189,000	188,514
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	330,891
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	158,000	158,406
Starwood Property Trust, Inc. (C)	6.125	06-01-31	36,000	35,915
Health care 4.0%				5,611,064
Biotechnology 1.1%
AbbVie, Inc. (B)	4.400	03-15-33	115,000	110,828
AbbVie, Inc. (B)	5.050	03-15-34	439,000	435,702
Amgen, Inc. (A)(B)	5.250	03-02-33	741,000	742,647
Amgen, Inc.	5.650	03-02-53	277,000	257,477
Health care equipment and supplies 0.7%
Abbott Laboratories (B)	4.300	03-15-33	605,000	579,713
Solventum Corp. (B)	5.450	03-13-31	363,000	367,998
Health care providers and services 1.7%
CVS Health Corp. (B)	5.000	09-15-32	233,000	230,944
HCA, Inc. (B)	4.600	11-15-32	109,000	104,807
HCA, Inc.	5.000	05-15-33	245,000	238,996
HCA, Inc. (B)	5.450	04-01-31	193,000	195,432
HCA, Inc. (B)	5.500	06-01-33	230,000	231,037
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	479,000	452,222
Humana, Inc. (B)	5.875	03-01-33	195,000	198,294
LifePoint Health, Inc. (C)	7.000	05-01-34	181,000	169,061
Rede D’Or Finance Sarl (C)	6.550	04-28-36	225,000	215,451
Tenet Healthcare Corp. (C)	5.500	11-15-32	153,000	150,642
Universal Health Services, Inc. (B)	2.650	10-15-30	51,000	45,647
VSP Optical Group, Inc. (B)(C)	5.400	06-01-33	114,000	112,734
Pharmaceuticals 0.5%
Endo Finance Holdings LP (C)	8.500	04-15-31	104,000	109,524
IQVIA, Inc. (B)	6.250	02-01-29	224,000	230,024
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	36,000	37,045
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	261,000	192,348
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	200,000	202,491
Industrials 7.3%				10,082,745
Aerospace and defense 0.8%
DAE Funding LLC (C)	4.950	01-15-33	272,000	257,440
Hexcel Corp.	4.900	05-15-31	33,000	32,592
Honeywell Aerospace, Inc. (B)(C)	4.600	03-16-33	142,000	137,285
The Boeing Company (A)(B)	6.528	05-01-34	628,000	672,558
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32	225,000	204,747
Builders FirstSource, Inc. (A)(B)(C)	6.375	03-01-34	199,000	195,267
Commercial services and supplies 0.2%
Cimpress PLC (A)(B)(C)	7.375	09-15-32	197,000	197,566
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Garda World Security Corp. (C)	6.500	01-15-31	121,000	$122,332
Construction and engineering 0.7%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	217,000	228,156
CIMIC Finance, Ltd. (C)	6.000	04-22-36	170,000	166,968
HTA Group, Ltd. (C)	6.750	04-01-31	200,000	201,612
MasTec, Inc. (B)	5.900	06-15-29	131,000	133,907
WSP Global, Inc. (C)	5.714	09-18-36	232,000	223,690
Machinery 0.2%
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	101,000	104,066
Novartis Capital Corp. (B)	4.600	03-18-33	224,000	218,630
Passenger airlines 3.1%
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	185,101	181,646
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	125,418	121,395
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	170,250	166,013
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	135,518	128,303
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	248,188	226,713
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	174,676	164,050
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	287,496	254,229
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	177,280	168,428
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	204,000	195,177
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	90,000	87,875
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	235,000	227,837
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	245,000	240,671
American Airlines 2026-2 Class A Pass Through Trust (F)	5.700	02-20-39	162,000	161,364
American Airlines 2026-2 Class B Pass Through Trust (F)	6.300	08-20-35	115,000	114,754
American Airlines, Inc. (C)	7.250	02-15-28	166,000	167,387
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	64,033	61,856
Delta Air Lines, Inc. (B)	5.250	07-10-30	105,000	105,588
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	225,933	198,707
JetBlue 2020-1 Class A Pass Through Trust (B)	4.000	11-15-32	70,411	65,656
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	178,885	171,007
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	61,714	62,336
United Airlines 2023-1 Class A Pass Through Trust (B)	5.800	01-15-36	316,229	322,323
United Airlines 2024-1 Class A Pass Through Trust (B)	5.875	02-15-37	180,431	178,598
United Airlines 2024-1 Class AA Pass Through Trust (B)	5.450	02-15-37	214,262	214,649
United Airlines Holdings, Inc.	4.875	03-01-29	137,000	134,902
United Airlines Holdings, Inc.	5.375	03-01-31	102,000	100,664
United Airlines, Inc. (B)(C)	4.625	04-15-29	64,000	62,892
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	3.300	01-30-32	672,000	607,960
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	409,834
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	150,000	150,741
Ashtead Capital, Inc. (B)(C)	5.550	05-30-33	263,000	261,928
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	161,000	158,774
EquipmentShare.com, Inc. (C)	7.125	07-01-34	228,000	217,769
QXO Building Products, Inc. (C)	6.875	07-15-34	72,000	72,108
Sumisho Air Lease Corp. (B)	5.100	03-01-29	165,000	165,291
Sumisho Air Lease Corp. (B)	5.850	12-15-27	290,000	293,986
Sunbelt Rentals Holdings, Inc. (B)(C)	4.950	08-12-30	114,000	113,079
WESCO Distribution, Inc. (C)	5.500	04-15-34	100,000	97,146
Transportation infrastructure 0.1%
Carrix, Inc. (C)	6.125	08-01-33	153,000	152,293
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 4.9%				$6,859,996
Electronic equipment, instruments and components 0.3%
Amphenol Corp. (B)	4.400	02-15-33	111,000	106,468
Jabil, Inc. (B)	4.750	02-01-33	101,000	96,942
TD SYNNEX Corp.	5.300	10-10-35	217,000	207,588
IT services 1.0%
Beacon Point DC LLC (C)	6.129	11-30-42	386,000	370,379
CoreWeave, Inc. (A)(B)(C)	9.000	02-01-31	153,000	138,112
CoreWeave, Inc. (A)(B)(C)	9.250	06-01-30	118,000	110,278
CoreWeave, Inc. (C)	9.750	10-01-31	112,000	101,625
Galaxy Helios Data Centers II LLC (C)	9.875	08-01-31	177,000	177,481
Sopaipilla Investor LLC (C)	7.534	11-30-48	296,000	306,799
VeriSign, Inc. (B)	5.100	07-15-31	83,000	82,645
Yondr JK 1 LLC (C)	6.875	06-30-31	74,000	70,479
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (B)	3.419	04-15-33	588,000	519,060
Broadcom, Inc. (B)	4.550	02-15-32	93,000	89,636
Broadcom, Inc. (B)	4.800	02-15-36	217,000	200,551
Broadcom, Inc. (B)	4.900	07-15-32	330,000	322,575
Foundry JV Holdco LLC (C)	6.100	01-25-36	271,000	277,026
Foundry JV Holdco LLC (C)	6.250	01-25-35	380,000	390,576
Qorvo, Inc.	4.375	10-15-29	129,000	124,302
Software 1.4%
Fair Isaac Corp. (C)	6.250	09-15-34	313,000	302,374
HUT 8 DC LLC (C)	6.192	11-15-42	166,000	161,398
Oracle Corp.	4.700	09-27-34	159,000	139,475
Oracle Corp. (B)	4.800	09-26-32	136,000	125,174
Oracle Corp. (B)	5.250	02-03-32	159,000	152,084
Oracle Corp.	5.550	02-06-53	371,000	278,689
Oracle Corp. (A)(B)	5.700	02-04-36	167,000	154,603
Oracle Corp. (A)(B)	6.250	11-09-32	595,000	590,452
Stingray Compute LLC (C)	6.000	06-15-31	51,000	49,754
Technology hardware, storage and peripherals 0.8%
CDW LLC (B)	5.100	03-01-30	75,000	74,227
Dell International LLC (B)	4.500	02-15-31	195,000	190,061
Dell International LLC (B)	4.750	10-06-32	235,000	228,301
Dell International LLC (B)	5.000	04-01-30	118,000	117,978
Dell International LLC (B)	5.300	04-01-32	240,000	240,713
Dell International LLC (A)(B)	5.400	04-15-34	365,000	362,191
Materials 1.4%				1,899,062
Chemicals 0.2%
SNF Group SACA (B)(C)	5.626	03-31-31	257,000	257,892
Construction materials 0.5%
Cemex SAB de CV	5.750	06-05-36	300,000	292,980
JH North America Holdings, Inc. (C)	5.875	01-31-31	45,000	44,903
JH North America Holdings, Inc. (C)	6.125	07-31-32	163,000	163,127
Quikrete Holdings, Inc. (C)	6.375	03-01-32	67,000	67,818
Standard Building Solutions, Inc. (C)	5.875	03-15-34	103,000	98,896
Standard Building Solutions, Inc. (C)	6.250	08-01-33	65,000	64,290
Metals and mining 0.7%
Anglo American Capital PLC (C)	5.000	03-21-33	200,000	195,748
Freeport-McMoRan, Inc.	5.400	11-14-34	165,000	164,435
Hybar LLC (C)	7.375	07-01-34	40,000	40,150
Mineral Resources, Ltd. (C)	6.000	05-01-32	43,000	42,210
Mineral Resources, Ltd. (C)	6.250	05-01-34	43,000	41,910
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (A)(B)(C)	4.750	01-30-30	193,000	$185,501
Rio Tinto Finance USA PLC (B)	5.000	03-14-32	111,000	110,905
WS Escrow LLC (C)	7.750	06-01-33	124,000	128,297
Real estate 3.0%				4,101,460
Hotel and resort REITs 0.1%
XHR LP (C)	6.625	05-15-30	113,000	115,411
Industrial REITs 0.5%
Fibra SOMA Trust F/6185 (A)(B)(C)	7.125	05-28-36	200,000	196,000
Prologis Targeted U.S. Logistics Fund LP (B)(C)	4.625	03-15-33	213,000	203,556
Trust 2401 (C)	7.375	02-13-34	233,000	245,582
Office REITs 0.1%
Vornado Realty LP	5.750	02-01-33	181,000	179,467
Specialized REITs 2.3%
American Tower Corp. (B)	4.700	12-15-32	167,000	161,908
American Tower Corp. (B)	5.200	02-15-29	830,000	836,834
American Tower Trust I (B)(C)	5.490	03-15-28	300,000	301,868
GLP Capital LP	6.750	12-01-33	90,000	93,689
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	139,000	132,076
Iron Mountain, Inc. (C)	5.250	07-15-30	130,000	127,037
Iron Mountain, Inc. (C)	6.250	01-15-35	247,000	243,891
Millrose Properties, Inc. (A)(B)(C)	6.375	08-01-30	205,000	206,516
Outfront Media Capital LLC (C)	6.000	06-15-34	132,000	130,350
SBA Communications Corp.	5.150	07-15-31	179,000	177,629
SBA Communications Corp.	5.450	07-15-33	128,000	127,382
SBA Tower Trust (B)(C)	6.599	01-15-28	96,000	96,815
VICI Properties LP (B)(C)	3.875	02-15-29	151,000	146,427
VICI Properties LP (B)	5.125	11-15-31	274,000	268,811
VICI Properties LP (B)	5.125	05-15-32	113,000	110,211
Utilities 7.9%				11,004,839
Electric utilities 4.6%
American Electric Power Company, Inc. (B)	5.625	03-01-33	51,000	52,070
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	114,000	111,964
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	55,000	54,050
Constellation Energy Generation LLC (B)	4.400	01-15-31	83,000	80,808
Constellation Energy Generation LLC (B)	5.000	02-01-31	23,000	22,864
Constellation Energy Generation LLC	6.500	10-01-53	138,000	141,533
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	160,882
Duke Energy Corp.	5.750	09-15-33	186,000	190,882
Electricite de France SA (B)(C)	5.650	04-22-29	319,000	325,805
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	596,000	690,123
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	229,000	226,451
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	115,000	113,013
Exelon Corp. (B)	5.125	03-15-31	86,000	86,280
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (A)(B)	6.500	03-15-55	54,000	54,806
Georgia Power Company (B)	4.950	05-17-33	111,000	109,758
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	45,759
NextEra Energy Capital Holdings, Inc. (B)	5.000	07-15-32	90,000	89,359
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	138,000	134,853
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	125,000	125,488
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	45,000	45,237
NRG Energy, Inc. (C)	3.875	02-15-32	291,000	266,208
NRG Energy, Inc. (C)	5.407	10-15-35	171,000	163,682
NRG Energy, Inc.	5.750	01-15-28	250,000	250,111
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (C)	5.750	01-15-34	102,000	$99,338
NRG Energy, Inc. (C)	6.000	02-01-33	96,000	95,711
NRG Energy, Inc. (C)	6.125	05-15-36	126,000	124,375
NRG Energy, Inc. (B)(C)	7.000	03-15-33	329,000	350,245
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	289,000	308,662
Pacific Gas & Electric Company	5.800	05-15-34	179,000	180,369
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	187,000	184,109
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	189,000	187,977
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	120,000	118,748
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (A)(B)	7.375	03-15-55	292,000	296,502
Progress Energy, Inc. (B)	7.750	03-01-31	470,000	519,936
The Southern Company	5.700	03-15-34	150,000	152,805
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%) (A)(B)	6.375	03-15-55	225,000	227,805
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	307,000	317,563
Independent power and renewable electricity producers 1.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	215,686	202,667
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	155,000	156,810
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	141,000	141,647
Vistra Operations Company LLC (C)	3.700	01-30-27	486,000	482,617
Vistra Operations Company LLC (C)	4.300	07-15-29	147,000	143,428
Vistra Operations Company LLC (C)	4.700	01-31-31	84,000	81,768
Vistra Operations Company LLC (C)	5.000	04-30-31	236,000	232,376
Vistra Operations Company LLC (C)	5.250	04-30-33	233,000	227,812
Vistra Operations Company LLC (C)	6.000	04-15-34	186,000	187,721
Vistra Operations Company LLC (C)	6.950	10-15-33	213,000	226,651
Multi-utilities 1.6%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	137,000	135,511
CenterPoint Energy, Inc. (6.400% to 8-15-33, then 5 Year CMT + 1.885%)	6.400	08-15-58	81,000	80,946
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	74,000	76,604
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	311,000	320,560
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	183,000	181,139
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (A)(B)	6.200	02-15-56	227,000	223,468
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	171,000	174,867
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	120,000	125,201
NiSource, Inc.	5.350	04-01-34	165,000	165,056
NiSource, Inc.	5.400	06-30-33	115,000	115,878
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	183,000	180,242
Sempra	5.500	08-01-33	147,000	148,315
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	176,000	175,127

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	114,000	112,297
Term loans (G) 0.6% (0.4% of Total investments)				$892,118
(Cost $888,745)
Communication services 0.2%				251,235
Entertainment 0.2%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.231	06-03-33	251,077	251,235
Health care 0.1%				107,633
Health care providers and services 0.0%
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-09-32	28,000	28,000
Pharmaceuticals 0.1%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.481	04-23-31	79,583	79,633
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.2%				$326,329
Commercial services and supplies 0.2%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	03-03-32	95,280	95,320
Protective Industrial Products, Inc., 2026 Term Loan B (3 month CME Term SOFR + 3.750%)	7.483	05-21-32	230,840	231,009
Materials 0.1%				206,921
Chemicals 0.0%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33	90,000	90,354
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.981	02-10-32	116,525	116,567

Collateralized mortgage obligations 13.5% (8.2% of Total investments)				$18,749,497
(Cost $21,739,476)
Commercial and residential 11.8%				16,447,746
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (C)	5.120	12-25-70	104,426	103,487
Series 2026-NQM1, Class A1 (C)(H)	4.912	02-25-71	144,338	142,492
Series 2026-NQM2, Class A1 (C)(H)	4.811	03-25-71	213,687	210,577
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	137,400	136,636
Series 2025-10, Class A1 (C)(H)	4.960	09-25-70	73,367	72,559
Series 2025-11, Class A1 (C)(H)	4.975	10-25-70	114,221	113,040
Series 2026-1, Class A1 (C)(H)	4.747	02-25-71	199,677	197,228
Avenue of Americas
Series 2025-1301, Class A (C)(H)	5.059	08-11-42	180,000	178,496
BAHA Trust
Series 2024-MAR, Class A (C)(H)	5.972	12-10-41	461,000	467,401
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	175,000	161,721
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	160,000	163,344
Series 2025-5YR18, Class A3	5.145	12-15-58	161,000	161,137
Series 2025-5YR19, Class A3	5.270	12-15-58	109,000	109,606
Series 2026-5YR20, Class A3	5.104	02-15-59	69,000	68,904
Series 2026-5YR21, Class A3	5.525	04-15-59	110,000	111,605
Series 2026-5YR22, Class A3 (H)	5.713	06-15-59	223,000	227,938
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	110,843	104,488
Series 2024-5C27, Class A3	6.014	07-15-57	535,000	546,507
Series 2024-5C29, Class A3	5.208	09-15-57	63,000	63,111
Series 2024-5C31, Class A3	5.609	12-15-57	66,000	66,996
Series 2025-5C38, Class A3	5.146	11-15-58	129,000	129,028
Series 2026-5C40, Class A3	5.248	02-15-59	112,000	112,437
Series 2026-5C41, Class A3	5.438	05-15-69	157,000	158,871
Series 2026-5C42, Class A3	5.598	06-15-59	111,000	113,120
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	49,431	48,519
Series 2024-V12, Class A3	5.738	12-15-57	220,000	224,126
Series 2024-V5, Class A3	5.805	01-10-57	230,000	233,849
Series 2026-V20, Class A3	5.184	02-15-59	85,000	85,117
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	68,000	68,991
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (C)	7.383	09-25-63	305,913	306,129
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	96,000	90,276
CENT Trust
Series 2025-CITY, Class A (C)(H)	4.920	07-10-40	125,000	123,825
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	06-12-40	177,000	179,142
COLT Mortgage Loan Trust
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (C)	5.529	08-25-70	82,517	$82,613
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	3,768,321	21,125
Cross Mortgage Trust
Series 2025-H8, Class A1 (C)(H)	5.003	11-25-70	102,202	100,983
Series 2025-H9, Class A1 (C)(H)	5.036	11-25-70	130,536	129,249
Series 2026-NQM1, Class A1 (C)(H)	4.699	02-25-61	184,765	181,958
Series 2026-NQM8, Class A1 (C)(H)	5.582	07-25-71	100,000	99,910
Series 2026-NQM9, Class A1 (C)(H)	5.726	08-25-71	100,000	100,111
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	266,093	265,710
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	254,394	254,363
Series 2025-INV4, Class A1 (C)	5.100	10-25-70	91,701	90,708
Series 2026-NQM1, Class A1 (C)(H)	4.771	02-25-71	104,435	103,051
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	262,473	261,550
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	223,276	223,283
Series 2025-NQM5, Class A1 (C)(H)	4.981	08-25-70	130,075	128,428
GGP Trust
Series 2026-TY, Class A (C)(H)	4.670	03-05-43	176,000	172,130
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(H)	6.650	08-25-53	218,297	217,611
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	1,862,153	29,699
Series 2007-4, Class ES IO	0.350	07-19-37	1,853,915	27,698
Series 2007-6, Class ES IO (C)	0.343	08-19-37	2,020,901	34,388
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(H)	5.467	01-13-40	200,000	202,038
Series 2026-10HY, Class A (C)(H)	5.086	12-10-39	156,000	154,812
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	238,760	238,075
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	175,500
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (C)(H)	5.119	11-25-70	87,618	86,828
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (C)(H)	4.987	05-15-43	335,000	331,729
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	175,000	165,561
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (C)	6.000	06-25-62	412,627	410,470
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (C)	6.864	10-25-63	237,019	236,860
Series 2025-NQM6, Class A1 (C)(H)	5.085	10-25-65	154,835	153,149
Series 2026-NQM1, Class A1 (C)(H)	4.824	11-25-65	110,188	108,480
Series 2026-NQM2, Class A1 (C)(H)	4.743	12-25-65	93,383	91,718
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.312	11-05-41	138,000	134,454
NYC Trust
Series 2026-9W57, Class A (C)(H)	4.890	06-06-40	295,000	290,723
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	371,213	370,242
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	197,664	197,065
Series 2024-NQM11, Class A2 (6.128% to 7-1-28, then 7.079% thereafter) (C)	6.128	06-25-64	301,663	302,569
Series 2025-NQM18, Class A1 (C)(H)	5.057	09-25-65	75,860	75,304
Series 2025-NQM19, Class A1 (C)(H)	4.869	10-25-65	108,746	107,368
Series 2025-NQM20, Class A1 (C)(H)	5.021	10-25-65	128,746	127,530
Series 2025-NQM21, Class A1 (C)(H)	4.989	10-25-65	86,709	85,738
Series 2025-NQM23, Class A1 (C)(H)	4.872	10-25-65	155,948	154,409
Series 2026-NQM1, Class A1 (C)(H)	4.846	11-25-65	107,460	105,935
Series 2026-NQM2, Class A1 (C)(H)	4.818	12-01-65	232,878	229,505
Series 2026-NQM3, Class A1 (C)(H)	4.652	01-25-66	190,356	187,204
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-NQM8, Class A1 (C)(H)	5.297	05-25-66	98,454	$98,016
Series 2026-NQM9, Class A1 (C)(H)	5.470	04-25-66	157,000	156,730
PRKCM Trust
Series 2026-AFC1, Class A1 (C)(H)	4.677	02-25-61	96,870	94,948
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	160,185	151,249
Series 2025-SFR5, Class A (C)	3.850	10-17-42	137,565	130,392
Series 2025-SFR6, Class A (C)	4.000	12-17-42	188,000	179,389
Series 2026-SFR1, Class A (C)	3.850	02-17-43	122,000	115,133
Series 2026-SFR2, Class A (C)	4.240	05-17-43	128,000	122,228
Series 2026-SFR3, Class A (C)	4.000	07-17-43	100,000	94,302
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	375,000	376,880
Series 2024-CNTR, Class D (C)	7.109	11-13-41	234,000	240,998
SLG Office Trust
Series 2026-OMA, Class A (C)(H)	4.965	04-15-41	212,000	209,635
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	77,228	74,537
Series 2024-4, Class A1A (C)(H)	4.552	10-27-64	214,275	211,696
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(H)	5.061	07-13-44	137,000	134,436
Verus Securitization Trust
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (C)	6.665	09-25-68	199,456	199,165
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	191,940	192,252
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	286,701	286,662
Series 2025-11, Class A1 (C)(H)	4.914	11-25-70	170,846	168,731
Series 2025-R2, Class A1 (C)(H)	5.086	07-25-67	90,274	89,301
Series 2026-2, Class A1 (C)(H)	4.590	02-25-71	145,685	142,995
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	135,000	137,396
Series 2025-5C6, Class A3	5.186	10-15-58	156,000	156,234
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(H)	5.349	07-15-40	155,000	155,904
U.S. Government Agency 1.7%				2,301,751
Government National Mortgage Association
Series 2012-114, Class IO (B)	0.640	01-16-53	315,409	4,563
Series 2016-174, Class IO (B)	0.723	11-16-56	484,846	14,434
Series 2017-109, Class IO	0.175	04-16-57	410,765	3,013
Series 2017-124, Class IO (B)	0.633	01-16-59	359,620	12,815
Series 2017-135, Class IO	0.688	10-16-58	886,976	29,242
Series 2017-140, Class IO	0.485	02-16-59	522,304	12,491
Series 2017-20, Class IO (B)	0.468	12-16-58	1,072,029	19,950
Series 2017-22, Class IO (B)	0.737	12-16-57	305,662	10,146
Series 2017-46, Class IO (B)	0.651	11-16-57	779,646	28,449
Series 2017-61, Class IO (B)	0.687	05-16-59	386,260	12,904
Series 2017-74, Class IO (B)	0.332	09-16-58	921,253	12,372
Series 2018-114, Class IO (B)	0.592	04-16-60	584,333	22,275
Series 2018-158, Class IO (B)	0.802	05-16-61	1,156,688	64,235
Series 2018-35, Class IO	0.546	03-16-60	1,389,397	40,416
Series 2018-43, Class IO (B)	0.463	05-16-60	1,439,997	44,715
Series 2018-69, Class IO (B)	0.611	04-16-60	594,262	26,082
Series 2018-9, Class IO (B)	0.444	01-16-60	1,121,203	32,032
Series 2019-131, Class IO (B)	0.803	07-16-61	871,074	50,198
Series 2020-100, Class IO (B)	0.788	05-16-62	1,016,511	59,162
Series 2020-108, Class IO (B)	0.847	06-16-62	1,133,927	66,637
Series 2020-114, Class IO	0.799	09-16-62	2,330,920	122,769
Series 2020-118, Class IO (B)	0.885	06-16-62	1,733,297	106,438
Series 2020-119, Class IO (B)	0.607	08-16-62	969,949	44,030
Series 2020-120, Class IO (B)	0.760	05-16-62	527,082	29,862
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-137, Class IO (B)	0.800	09-16-62	2,784,834	$166,316
Series 2020-150, Class IO	0.971	12-16-62	1,543,585	99,739
Series 2020-170, Class IO (B)	0.836	11-16-62	2,095,492	131,600
Series 2021-203, Class IO (B)	0.867	07-16-63	1,618,294	104,549
Series 2021-3, Class IO (B)	0.871	09-16-62	2,681,553	166,293
Series 2021-40, Class IO (B)	0.823	02-16-63	650,693	38,627
Series 2022-150, Class IO	0.823	06-16-64	245,551	13,068
Series 2022-17, Class IO (B)	0.802	06-16-64	1,410,817	75,129
Series 2022-181, Class IO	0.722	07-16-64	759,099	43,699
Series 2022-21, Class IO (B)	0.785	10-16-63	593,928	36,132
Series 2022-53, Class IO	0.703	06-16-64	2,273,196	96,039
Series 2023-197, Class IO (B)	1.245	09-16-65	502,147	40,093
Series 2024-179, Class XI IO (B)	0.857	12-16-66	1,783,773	121,804
Series 2025-126, Class IO	0.767	05-16-67	944,992	66,607
Series 2025-128, Class IO	0.926	09-16-67	1,815,971	138,553

Series 2026-94, Class IO	0.671	11-16-68	1,400,112	94,273
Asset-backed securities 13.4% (8.1% of Total investments)				$18,565,426
(Cost $18,717,266)
Asset-backed securities 13.4%				18,565,426
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	50,643	46,745
Aligned Data Centers Issuer LLC
Series 2026-1A, Class A2I (C)	5.909	06-15-56	129,000	128,510
American Express Credit Account Master Trust
Series 2023-4, Class A	5.150	09-16-30	670,000	678,928
AMSR Trust
Series 2023-SFR1, Class A (C)	4.000	04-17-40	100,000	98,249
Series 2025-SFR1, Class A (C)	3.655	06-17-42	100,000	94,391
Series 2025-SFR2, Class A (C)	4.275	11-17-42	111,000	106,684
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	41,493	41,601
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	584,396
Business Jet Securities LLC
Series 2026-1A, Class A (C)	5.464	06-15-41	98,000	97,489
Canon Music Issuer Trust
Series 2026-1A, Class A (C)	5.521	05-01-76	100,000	99,318
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	100,655
Series 2026-2, Class A3	4.220	06-16-31	133,000	131,872
CARS-DB7 LP
Series 2023-1A, Class A1 (C)	5.750	09-15-53	410,667	411,268
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (C)	6.160	10-15-35	116,011	116,105
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	141,871	141,855
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	134,000	133,504
Series 2025-1A, Class A1 (C)	5.316	05-25-50	136,000	134,853
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	73,000	72,960
Series 2026-1A, Class A21 (C)	4.897	02-25-56	237,000	230,966
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	128,000	127,643
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	177,000	178,596
Series 2025-4A, Class A2 (C)	5.522	12-20-55	100,000	99,925
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (I)	8.100	08-15-25	13,588	12,965
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	228,000	223,152
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-1A, Class A2 (C)	4.760	03-22-49	239,000	$233,366
Series 2024-2A, Class A2 (C)	4.500	05-20-49	207,000	199,015
DataBank Issuer LLC
Series 2026-1A, Class A2 (C)	5.811	02-25-56	143,000	141,490
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	155,975	154,296
Series 2025-1A, Class A2I (C)	4.891	08-20-55	83,580	82,189
Series 2025-1A, Class A2II (C)	5.165	08-20-55	89,550	87,646
Series 2026-1A, Class A2I (C)	5.200	05-20-56	99,000	98,226
Series 2026-1A, Class A2II (C)	5.432	05-20-56	174,000	171,957
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	79,273
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2I (C)	4.930	07-25-55	97,000	95,491
Series 2025-1A, Class A2II (C)	5.217	07-25-55	112,000	110,112
Driven Brands Funding LLC
Series 2025-1A, Class A2 (C)	5.296	10-20-55	72,453	69,972
FirstLight Issuer LLC
Series 2026-1A, Class A2 (C)	5.873	06-20-56	149,000	148,025
Flexential Issuer LLC
Series 2025-1A, Class A2 (C)	6.030	10-25-60	93,000	92,042
Ford Credit Auto Owner Trust
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	518,827
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (C)	4.320	08-15-38	206,000	201,897
GBX Leasing LLC
Series 2026-1A, Class A (C)	5.130	02-20-56	150,248	145,363
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	290,428
Series 2026-2, Class A3	4.150	08-18-31	192,000	190,567
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	132,000	133,072
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	684,417
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	53,460	51,845
Series 2021-1A, Class A2 (C)	2.773	04-20-29	99,103	94,347
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	243,622
Hilton Grand Vacations Trust
Series 2024-1B, Class A (C)	5.750	09-15-39	236,133	239,256
Hotwire Funding LLC
Series 2023-1A, Class A2 (C)	5.687	05-20-53	700,000	702,117
Series 2024-1A, Class A2 (C)	5.893	06-20-54	76,000	76,622
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	244,214	236,706
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (C)	5.049	04-17-56	261,000	255,395
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	130,350	130,186
Series 2025-1A, Class A2 (C)	5.610	08-16-55	195,523	195,194
Series 2026-1A, Class A2I (C)	4.952	02-15-56	186,533	182,420
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (C)	5.685	04-30-56	230,000	228,309
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (C)	5.219	02-25-56	84,000	82,292
Series 2026-2A, Class A2 (C)	5.834	06-25-58	140,000	139,571
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	163,924	164,445
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	445,602	447,010
Series 2023-1, Class A4	4.310	04-16-29	290,000	290,118
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	410,000	409,369
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-4A, Class A2 (C)	5.163	12-20-55	93,000	$91,473
Series 2026-1A, Class A2 (C)	5.273	04-20-56	111,000	109,692
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	283,824	283,913
Navient Refinance Loan Trust
Series 2026-A, Class A (C)	4.500	01-18-56	175,194	171,618
Series 2026-B, Class A (C)	5.070	06-15-56	101,000	100,453
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	451,010	433,163
Series 2022-1A, Class A2 (C)	3.695	01-30-52	203,415	192,480
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	140,000	81,288
PK Alift Loan Funding 9 LP
Series 2026-2, Class A (C)	5.217	02-15-44	250,000	249,999
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	166,000	163,791
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (C)	5.482	01-20-51	134,000	131,525
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	139,000	134,539
ServiceMaster Funding LLC
Series 2021-1, Class A2II (C)	3.113	07-30-51	138,188	118,496
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	101,400	102,574
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	156,000	151,868
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	170,045	170,266
Series 2024-E, Class A1A (C)	5.090	10-16-56	126,049	125,047
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	298,244	296,655
Sprite, Ltd.
Series 2026-1, Class A (C)	5.227	03-15-41	243,721	237,470
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	111,023	111,252
Series 2024-1A, Class A2II (C)	6.268	07-30-54	99,233	99,627
Series 2024-3A, Class A23 (C)	5.914	07-30-54	239,730	229,144
Summit Issuer LLC
Series 2025-1A, Class A2 (C)	5.208	11-20-55	161,000	158,403
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	54,000	53,436
Series 2025-1A, Class A2 (C)	5.036	03-25-55	219,000	212,143
Series 2025-2A, Class A21 (C)	5.121	10-25-55	346,000	338,664
Taco Bell Funding LLC
Series 2025-1A, Class A2I (C)	4.821	08-25-55	176,000	172,419
Series 2025-1A, Class A2II (C)	5.049	08-25-55	145,000	141,365
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	280,000	277,999
Trackside Rail LLC
Series 2026-2A, Class A (C)	5.690	08-21-56	100,000	99,985
Triton Container Finance IX LLC
Series 2026-1A, Class A (C)	5.260	05-20-51	104,587	103,627
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	93,000	93,723
Series 2025-2A, Class A2 (C)	5.177	01-20-56	93,000	91,040
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2 (C)	5.100	09-15-54	237,000	232,137
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (C)	4.693	03-15-56	104,000	100,792
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	142,000	141,237
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	82,600	80,108
Wingstop Funding LLC
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-1A, Class A2 (C)	5.858	12-05-54	104,000	$105,033
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	188,000	187,857

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$30,039
(Cost $188,240)
Energy 0.0%		30,039
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (J)(K)	743	30,039

Preferred securities 0.5% (0.3% of Total investments)		$719,825
(Cost $776,505)
Communication services 0.2%		287,072
Interactive media and services 0.1%
Alphabet, Inc., Series A, 6.250%	1,670	83,767
Alphabet, Inc., Series B, 6.250%	1,670	83,834
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	119,471
Financials 0.2%		227,643
Banks 0.2%
Wells Fargo & Company, 7.500%	192	227,643
Utilities 0.1%		205,110
Electric utilities 0.1%
NextEra Energy, Inc., 7.375%	4,300	205,110

	Yield (%)	Shares	Value
Short-term investments 1.1% (0.7% of Total investments)			$1,480,738
(Cost $1,480,610)
Short-term funds 1.1%			1,480,738
John Hancock Collateral Trust (L)	3.5672(M)	148,078	1,480,738

Total investments (Cost $235,075,685) 165.0%	$229,002,606
Other assets and liabilities, net (65.0%)	(90,229,990)
Total net assets 100.0%	$138,772,616

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $15,181,678.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-26 was $110,336,737.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,079,412 or 50.5% of the fund’s net assets as of 7-31-26.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	The security has matured but proceeds have not been received.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
22	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 7-31-26.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	23

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$77,298,766	—	$77,298,766	—
Foreign government obligations	363,069	—	363,069	—
Corporate bonds	110,903,128	—	110,903,128	—
Term loans	892,118	—	892,118	—
Collateralized mortgage obligations	18,749,497	—	18,749,497	—
Asset-backed securities	18,565,426	—	18,565,426	—
Common stocks	30,039	—	—	$30,039
Preferred securities	719,825	$719,825	—	—
Short-term investments	1,480,738	1,480,738	—	—
Total investments in securities	$229,002,606	$2,200,563	$226,772,004	$30,039
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	148,078	$5,235,263	$33,040,217	$(36,793,890)	$(797)	$(55)	$56,076	—	$1,480,738
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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